RECENT ACCOUNTING PRONOUNCEMENTS - Accounting Pronouncements (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2019
Accounting Changes and Error Corrections [Abstract]
Right-of-use assets	$ 3,914	$ 8,426	$ 18,500
Lease liabilities	$ 4,236	$ 8,725	$ 18,500